Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	ATTUNITY LTD
Entity Central Index Key	0000893821
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 1,752	$ 1,484
Restricted cash	360	362
Trade receivables (net of allowance for doubtful accounts of $15 at June 30 , 2012 and December 31, 2011)	2,402	1,988
Other accounts receivable and prepaid expenses	410	158
Total current assets	4,924	3,992
LONG-TERM ASSETS:
Other long term assets	100	72
Severance pay fund	2,739	2,684
Property and equipment, net	404	380
Intangible assets, net	2,330	2,854
Goodwill	12,988	13,011
Total long-term assets	18,561	19,001
Total assets	23,485	22,993
CURRENT LIABILITIES:
Current maturities of long-term convertible debt	215	835
Current maturities of long-term debt	12	115
Trade payables	358	452
Deferred revenues	5,834	5,733
Employees and payroll accruals	2,158	2,151
Accrued expenses and other current liabilities	1,098	1,906
Bifurcated conversion feature , presented at fair value	177	227
Contingent payment obligation	1,801
Total current liabilities	11,653	11,419
LONG-TERM LIABILITIES:
Contingent payment obligation		1,669
Long term deferred tax liability, net	351	352
Other long-term liabilities	315	388
Liabilities presented at fair value	725	510
Accrued severance pay	3,690	3,467
Total long-term liabilities	5,081	6,386
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 32,500,000 shares at June 30, 2012 and December 31, 2011 Issued and outstanding: 10,573,464 shares at June 30, 2012 and 9,987,777 at December 31, 2011	1,208	1,146
Additional paid-in capital	108,757	107,572
Accumulated other comprehensive loss	(757)	(690)
Accumulated deficit	(102,457)	(102,840)
Total shareholders' equity	6,751	5,188
Total liabilities and shareholders' equity	$ 23,485	$ 22,993

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 15		$ 15
Ordinary shares, par value per share		0.4		0.4
Ordinary shares, shares authorized	32,500,000	32,500,000	32,500,000	32,500,000
Ordinary shares, shares outstanding	10,573,464	10,573,464	9,987,777	9,987,777
Ordinary shares, shares issued	10,573,464	10,573,464	9,987,777	9,987,777

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenues
Software licenses	$ 7,141	$ 3,205
Maintenance and services	5,335	2,802
Total revenues	12,476	6,007
Operating expenses:
Cost of revenues	1,173	612
Research and development	3,928	1,581
Selling and marketing	4,813	2,238
General and administrative	1,531	1,106
Total operating expenses	11,445	5,537
Operating Income	1,031	470
Financial expense, net	557	47
Income before income taxes	474	423
Taxes on income	91	66
Net income	$ 383	$ 357
Basic net income per share	$ 0.04	$ 0.04
Weighted average number of shares used in computing basic net income per share	10,382,000	8,303,000
Diluted net income per share	$ 0.03	$ 0.04
Weighted average number of shares used in computing diluted net income per share	11,759,000	10,010,000

CONSOLIDATED STATEMENT OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net Income	$ 383	$ 357
Other comprehensive income /(loss):
Foreign currency translation	(67)	115
Net change in accumulated comprehensive income (loss)	(67)	115
Comprehensive income	$ 316	$ 472

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash from operating activities:
Net Income	$ 383	$ 357
Adjustments required to reconcile net income ( loss) to net cash provided by operating activities:
Depreciation	102	53
Stock based compensation	324	144
Amortization of intangible assets	524	192
Accretion of contingent payment obligation	132
Convertible debt inducement expenses	108
Increase in accrued severance pay, net	168	61
Decrease (increase) in trade receivables	(414)	215
Decrease ( increase) in other accounts receivable and prepaid expenses	(277)	(59)
Decrease (increase) in long-term prepaid expenses	(28)
Increase (decrease) in trade payables	(94)	(76)
Increase in deferred revenues	101	489
Increase in employees and payroll accruals	7	206
Increase (decrease) in accrued expenses and other liabilities	(808)	186
Decrease/ (increase) and revaluation of restricted cash	2	(172)
Change in liabilities presented at fair value	328	(147)
Change in deferred taxes net	(47)
Net cash provided by operating activities	511	1,449
Cash flows from investing activities:
Purchase of property and equipment	(126)	(77)
Net cash used in investing activities	(126)	(77)
Cash flows from financing activities:
Proceeds from exercise of stock options, warrants and rights	184	137
Receipt of long term loan		57
Repayment of long-term debt	(103)	(526)
Repayment of convertible debt	(153)	(123)
Net cash used in financing activities	(72)	(455)
Foreign currency translation adjustments on cash and cash equivalents	(45)	105
Increase in cash and cash equivalents	268	1,022
Cash and cash equivalents at the beginning of the period	1,484	872
Cash and cash equivalents at the end of the period	1,752	1,894
Supplemental disclosure of cash flow activities:
Cash paid during the period for interest	225	48
Cash paid during the period for income taxes	234
Non cash activity
Conversion of convertible debt and bifurcated conversion feature	$ 630

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in Capital [Member]	Accumulated Other comprehensive loss [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ 5,188	$ 1,146	$ 107,572	$ (690)	$ (102,840)
Balance, shares at Dec. 31, 2011	9,987,777	9,987,777
Exercise of options, rights and warrants	184	38	146
Exercise of options, rights and warrants, shares		361,938
Stock-based compensation	324		324
Stock-based compensation, shares
Net change in other comprehensive loss	(67)
Conversion of convertible debt	739	24	715
Conversion of convertible debt, shares		223,750
Net Income	383				383
Balance at Jun. 30, 2012	$ 6,751	$ 1,208	$ 108,757	$ (757)	$ (102,457)
Balance, shares at Jun. 30, 2012	10,573,464	10,573,464

GENERAL	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

Attunity Ltd. (the "Company" or "Attunity") is a provider of information availability software solutions that enable access, sharing and distribution of data, across heterogeneous enterprise platforms, organizations, and the cloud. Using Attunity's software, organizations are able to connect, transfer, join, stream and distribute to and from a variety of data sources and files in real-time. In addition, the Company provides maintenance, consulting, and other related services for its products.

On September 19, 2011, the Company completed the acquisition of 100% of the shares of RepliWeb Inc. ("RepliWeb"), a U.S.-based leading provider of enterprise file replication and managed file transfer technologies. Under business combination accounting, the total purchase price was allocated to RepliWeb's net tangible and intangible assets based on their estimated fair values. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill. The intangible assets are amortized over 5 years using the accelerated method.

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2012, consolidated results of operations and cash flows for the six months ended June 30, 2012 and 2011 and consolidated cash flows for the six months ended June 30, 2012 and 2011.

The balance sheet at December 31, 2011 has been derived from the audited consolidated financial statements of the Company at that date but does not include all of information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2011 included in the Annual Report on Form 20-F/A filed with the U.S. Securities and Exchange Commission ("SEC") on April 2, 2012. Results for the six months ended June 30, 2012 are not necessarily indicative of results that may be expected for the year ending December 31, 2012.

Unless otherwise noted, all references to "dollars" or "$" are to United States dollars.
b.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

c.	Certain amounts in prior years' financial statements have been reclassified to conform to the current year's presentation.
d.	Recently adopted Accounting Standards

The Company adopted the following accounting guidance effective January 1, 2012: According to Accounting Standards Update No. 2011-05 "Presentation of Comprehensive Income", which was published by the FASB in June 20 the Company is required to present the total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The new guidance eliminates the option to present components of other comprehensive income in the statement of shareholder equity. The Company has elected to present the comprehensive income in two separate but consecutive statements.

LIABILITIES PRESENTED IN FAIR VALUE	6 Months Ended
Jun. 30, 2012
LIABILITIES PRESENTED IN FAIR VALUE [Abstract]
LIABILITIES PRESENTED IN FAIR VALUE
NOTE 3:-	LIABILITIES PRESENTED IN FAIR VALUE
The Company has an outstanding agreement with Plenus Technologies Ltd. (including its affiliates, "Plenus") according to which Plenus is entitled to compensation of 15% of the proceeds payable in a Fundamental Transaction (as defined in the loan agreement with Plenus), upon consummation of a Fundamental Transaction until December 31, 2017. During such period, Plenus may elect to receive the $300 in cash in lieu of such compensation.

The above mentioned was accounted for in accordance with ASC 815-40, based on which was considered a derivative and presented at fair value, within liabilities presented at fair value, marked to market at each reporting period. As of June 30, 2012 the liability amounted to $589. The fair value of this derivative was based on valuation performed by third- party valuation firm using Binomial Model for options valuation based on assumptions provided by management.

SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 4:-	SHAREHOLDERS' EQUITY

a.
On July 19, 2012, the Company effected a reverse stock split of its ordinary shares of four (4) for one (1). (i.e., four ordinary shares, NIS 0.1 nominal value each, were combined into one ordinary share NIS 0.4 nominal value). The earnings per share amounts, stock option activity and share data presented for all periods were adjusted to reflect the effects of the reverse stock split.

b.
During the first quarter of 2012, holders, in the aggregate, of principal amount of $467 of Convertible Notes, converted their Convertible Promissory Notes, ("Convertible Notes") into a total of 223,750 ordinary shares pursuant to an offer made to all holders, (the "Prepayment Offer"). The outstanding associated bifurcated conversion feature of $162 was accordingly allocated to equity and additional paid in capital. In accordance with ASC 470-20-40-16, the Company recognized inducement expense of $108 (which is included in financial expense) against additional paid-in-capital, related to the conversion based on the above Prepayment Offer.
The holders have also exercised their rights to acquire an aggregate of 56,541 additional ordinary shares at $0.48 per share.

c.
The Company accounts for stock based compensation in accordance with ASC 718 Compensation - Stock Compensation.
The fair value for options granted in the periods presented is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Six months ended June 30,
	2012	2011
	Unaudited

Risk free interest	1.00	1.87
Dividend yields	0%	0%
Volatility	127%	130%
Expected life (in years)	4	4

The following is a summary of the Company's stock options activity for the six months ended June 30, 2012:

	Number of options (in thousands)	Weighted Average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
	Unaudited

Outstanding at December 31, 2011	1,682	$2.34	3.76
Granted	201	$3.01	-
Exercised	(9)	$6.93	-
Canceled or forfeited	(33)	$2.57	-

Outstanding at June 30, 2012	1,841	$2.34	3.46	$5,616

Exercisable at June 30, 2012	1,146	$2.11	2.46	$3,890

Vested and expected to vest at June 30, 2012	1,886	$2.36	3.25	$5,725

The weighted average fair value of options granted during the six months ended June 30, 2012 was $3.01

NET INCOME PER SHARE	6 Months Ended
Jun. 30, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
NET INCOME (LOSS) PER SHARE

[placeholder]

NOTE 5:-	NET INCOME PER SHARE

The following table sets forth the computation of the basic and diluted net income per share:

	Six months ended June 30,
	2012	2011
	Unaudited

Net income	$383	$357

Weighted average ordinary shares outstanding	10,382,000	8,303,000

Dilutive effect:
Warrants and Options	1,377,000	1,707,000

Diluted weighted average ordinary shares	11,759,000	10,010,000

Basic net earnings per share	$0.04	$0.04

Diluted net earnings per share	$0.03	$0.04

FINANCIAL EXPENSE, NET	6 Months Ended
Jun. 30, 2012
FINANCIAL EXPENSE, NET [Abstract]
FINANCIAL EXPENSE, NET
NOTE 6:- FINANCIAL EXPENSE,NET

	Six months ended June 30,
	2012	2011
	Unaudited

Financial (income):
Interest	$-	$(6)
Exchange rate differences, net	(109)	-

	(109)	(6)
Financial expenses:
Interest	97	128
Exchange rate differences, net	-	71
Revaluation of liabilities presented at fair value	329	(146)
Convertible Debt inducement expenses	108	-
Accretion of contingent payment obligation	132	-

	666	53

	$557	$47

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 7:-	SUBSEQUENT EVENTS

On July 29, 2012 holders, in the aggregate, of $230 Convertible Notes, converted their Convertible Notes into a total of 92,742 ordinary shares. The outstanding associated bifurcated conversion feature of approximately $550 was accordingly allocated to equity.

The holders have also exercised their rights to acquire an aggregate of 39,407 additional ordinary shares at $0.48 per share.

On July 19, 2012, the Company performed a reverse stock split of four to one (see note 4a), in connection with the listing of its ordinary shares on the NASDAQ Capital Market.

SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Unaudited interim consolidated financial statements
Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2012, consolidated results of operations and cash flows for the six months ended June 30, 2012 and 2011 and consolidated cash flows for the six months ended June 30, 2012 and 2011.

The balance sheet at December 31, 2011 has been derived from the audited consolidated financial statements of the Company at that date but does not include all of information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2011 included in the Annual Report on Form 20-F/A filed with the U.S. Securities and Exchange Commission ("SEC") on April 2, 2012. Results for the six months ended June 30, 2012 are not necessarily indicative of results that may be expected for the year ending December 31, 2012.

Unless otherwise noted, all references to "dollars" or "$" are to United States dollars.

Use of estimates
Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently adopted Accounting Standards
Recently adopted Accounting Standards

The Company adopted the following accounting guidance effective January 1, 2012: According to Accounting Standards Update No. 2011-05 "Presentation of Comprehensive Income", which was published by the FASB in June 20 the Company is required to present the total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The new guidance eliminates the option to present components of other comprehensive income in the statement of shareholder equity. The Company has elected to present the comprehensive income in two separate but consecutive statements.

SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Weighted Average Assumptions used to Calculate Fair Value of Options Granted
	Six months ended June 30,
	2012	2011
	Unaudited

Risk free interest	1.00	1.87
Dividend yields	0%	0%
Volatility	127%	130%
Expected life (in years)	4	4

Schedule of Stock Options Activity
	Number of options (in thousands)	Weighted Average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
	Unaudited

Outstanding at December 31, 2011	1,682	$2.34	3.76
Granted	201	$3.01	-
Exercised	(9)	$6.93	-
Canceled or forfeited	(33)	$2.57	-

Outstanding at June 30, 2012	1,841	$2.34	3.46	$5,616

Exercisable at June 30, 2012	1,146	$2.11	2.46	$3,890

Vested and expected to vest at June 30, 2012	1,886	$2.36	3.25	$5,725

NET INCOME PER SHARE (Tables)	6 Months Ended
Jun. 30, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
Schedule of Computation of Basic and Diluted Net Income Per Share
	Six months ended June 30,
	2012	2011
	Unaudited

Net income	$383	$357

Weighted average ordinary shares outstanding	10,382,000	8,303,000

Dilutive effect:
Warrants and Options	1,377,000	1,707,000

Diluted weighted average ordinary shares	11,759,000	10,010,000

Basic net earnings per share	$0.04	$0.04

Diluted net earnings per share	$0.03	$0.04

FINANCIAL EXPENSE, NET (Tables)	6 Months Ended
Jun. 30, 2012
FINANCIAL EXPENSE, NET [Abstract]
Schedule of Financial Expense, Net
	Six months ended June 30,
	2012	2011
	Unaudited

Financial (income):
Interest	$-	$(6)
Exchange rate differences, net	(109)	-

	(109)	(6)
Financial expenses:
Interest	97	128
Exchange rate differences, net	-	71
Revaluation of liabilities presented at fair value	329	(146)
Convertible Debt inducement expenses	108	-
Accretion of contingent payment obligation	132	-

	666	53

	$557	$47

GENERAL (Details)	6 Months Ended
	Jun. 30, 2012	Sep. 19, 2011
GENERAL [Abstract]
Percent of RepliWeb shares acquired		100.00%
Amortization period, years	5

LIABILITIES PRESENTED IN FAIR VALUE (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
LIABILITIES PRESENTED IN FAIR VALUE [Abstract]
Compensation agreement, percent of proceeds payable	15.00%
Compensation agreement, cash option	$ 300
Derivative liability, fair value	$ 589

SHAREHOLDERS' EQUITY (Details)	1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 29, 2012 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jul. 19, 2012	Jun. 30, 2012 ILS	Dec. 31, 2011	Dec. 31, 2011 ILS
SHAREHOLDERS' EQUITY [Abstract]
Reverse stock split ratio					4
Reverse stock split, nominal value per share						0.1
Reverse stock split, nominal value per share after split						0.4		0.4
Convertible Notes, amount converted	$ 230,000	$ 467
Convertible notes, shares issued	92,742	223,750
Bifurcated conversion feature allocated to equity	550,000	162
Convertible debt inducement expenses			108,000
Additional shares issued	39,407	56,541
Conversion price	$ 0.48	$ 0.48
Weighted average assumptions:
Risk free interest			1.00%	1.87%
Dividend yields			0.00%	0.00%
Volatility			127.00%	130.00%
Expected life (in years)			4	4
Stock options activity:
Options outstanding, beginning balance	1,841	1,682	1,682
Options granted			201
Options canceled or forfeited			(33)
Options outstanding, ending balance			1,841
Weighted average exercise price, beginning balance	$ 2.34	$ 2.34	$ 2.34
Weighted average exercise price, options granted			$ 3.01
Weighted average exercise price, options exercised			$ 6.93
Weighted average exercise price, options cancelled or forfeited			$ 2.57
Weighted average exercise price, ending balance			$ 2.34
Weighted average contractual term of options outstanding			3.46				3.76	3.76
Aggregate intrinsic value of options, beginning of period
Aggregate intrinsic value of options granted
Aggregate intrinsic value of options exercised
Aggregate intrinsic value of options cancelled or forfeited
Aggregate intrinsic value, end of period
Options exercisable			1,146
Options exercisable, weighted average exercise price			$ 2.11
Options exercisable, weighted average remaining contractual term (in years)			2.46
Options exercisable, aggregate intrinsic value			3,890,000
Options vested and expected to vest			1,886
Options vested and expected to vest, weighted average exercise price			$ 2.36
Options vested and expected to vest, weighted average remaining contractual term (in years)			3.25
Options vested and expected to vest, aggregate intrinsic value			$ 5,725,000
Weighted average fair value of options granted			$ 3.01

NET INCOME (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
NET INCOME (LOSS) PER SHARE [Abstract]
Net Income	$ 383	$ 357
Weighted average ordinary shares outstanding	10,382,000	8,303,000
Dilutive effect:
Warrants and Options	1,377,000	1,707,000
Diluted weighted average ordinary shares	11,759,000	10,010,000
Basic net earnings per share	$ 0.04	$ 0.04
Diluted net earnings per share	$ 0.03	$ 0.04

FINANCIAL EXPENSE, NET (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
FINANCIAL EXPENSE, NET [Abstract]
Interest		$ 6
Exchange rate differences, net	109
Financial income	109	6
Interest	97	128
Exchange rate differences, net		71
Revaluation of liabilities presented at fair value	329	(146)
Convertible debt inducement expenses	108
Accretion of contingent payment obligation	132
Financial expenses	666	53
Financial expenses, net	$ 557	$ 47

SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	3 Months Ended
	Jul. 29, 2012	Mar. 31, 2012	Sep. 09, 2012	Jul. 19, 2012
Subsequent Event [Line Items]
Convertible Notes, amount converted	$ 230,000	$ 467
Convertible notes, shares issued	92,742	223,750
Bifurcated conversion feature allocated to equity	550,000	162
Additional shares issued	39,407	56,541
Conversion price	$ 0.48	$ 0.48
Reverse stock split ratio				4
Line of credit			$ 1,000,000